UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10019

Name of Fund:  Master U.S. High Yield Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10019
Reporting Period: 07/01/2003 - 06/30/2004
Master US High Yield Trust









========================== MASTER US HIGH YIELD TRUST ==========================


DICTAPHONE CORP

Ticker:                      Security ID:  253588107
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Joseph Asselbergh         For       For        Management
1.2   Elect  Director Robert Mancuso            For       For        Management
2     Other Business                            For       Against    Management


--------------------------------------------------------------------------------

DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


--------------------------------------------------------------------------------

DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


--------------------------------------------------------------------------------

PTV INC.

Ticker:       PTVI           Security ID:  62940R202
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       Against    Management
2     Change Company Name                       For       For        Management


--------------------------------------------------------------------------------

THERMADYNE HOLDINGS CORP.

Ticker:       THMD           Security ID:  883435307
Meeting Date: MAY 3, 2004    Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul D. Melnuk            For       For        Management
1.2   Elect  Director Andrew L. Berger          For       For        Management
1.3   Elect  Director James B. Gamache          For       For        Management
1.4   Elect  Director Marnie S. Gordon          For       For        Management
1.5   Elect  Director John G. Johnson, Jr.      For       For        Management
1.6   Elect  Director Bradley G. Pattelli       For       For        Management
2     Approve Non-Employee Director Stock       For       For        Management
      Option Plan
3     Approve Omnibus Stock Plan                For       For        Management
4     Amend Deferred Compensation Plan          For       For        Management
5     Ratify Auditors                           For       For        Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master U.S. High Yield Trust

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Master U.S. High Yield Trust

Date: August 10, 2004